SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Schedule of total compensation expense relating to options granted

	2010	2011	2012
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	11,353	4,047	2,896	465
Sales and marketing expenses	27,122	9,669	6,917	1,110
General and administration expenses	21,703	8,968	3,219	517
Research and development expenses	11,984	4,272	3,056	491
	72,162	26,956	16,088	2,583

Employees
Share-based compensation
Summary of entity's share option activity
	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2011	20,663,260	0.17	7.30	23,297

Granted	24,854,666	0.41
Exercised	(5,232,224)	0.12
Forfeited	—	—

Outstanding, December 31, 2011	40,285,702	0.33	8.58	1,035

Vested and expected to vest at December 31, 2011	40,285,702	0.33	8.58	1,035

Exercisable at December 31, 2011	13,229,533	0.21	6.86	1,033

Granted	2,130,000	0.27
Exercised	(2,406,272)	0.22
Forfeited	(3,494,672)	0.30

Outstanding, December 31, 2012	36,514,758	0.22	7.70	840

Vested and expected to vest at December 31, 2012	36,514,758	0.22	7.70	840

Exercisable at December 31, 2012	15,410,254	0.19	7.16	840

Schedule of assumptions used in calculation of estimated fair value of the options
	June 20, 2011	May 21, 2012

Suboptimal exercise factor	2.2	2.2
Risk-free interest rates	2.21%	1.73%
Expected volatility	71.2%	67.5%
Expected dividend yield	0%	0%
Weighted average fair value of share option	0.236	0.166

October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.61%
Expected volatility	65.6%
Expected dividend yield	0%

Non-employees
Share-based compensation
Schedule of assumptions used in calculation of estimated fair value of the options
June 20, 2011

Risk-free interest rates	2.2

Expected volatility	71%
Expected dividend yield	0%
Fair value of share option	US$0.19

Founders
Share-based compensation
Schedule of assumptions used in calculation of estimated fair value of the options
October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.52%
Expected volatility	62.2%
Expected dividend yield	0%